Form N-1A Supplement	Jun. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO ETF Trust
Supplement Dated August 21, 2026 to the Actively Managed Exchange-Traded Funds Prospectus dated October 31, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO Active Bond Exchange-Traded Fund, PIMCO Commodity Strategy Active Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund, PIMCO Multisector Bond Active Exchange-Traded Fund, PIMCO Municipal Income Opportunities Active Exchange-Traded Fund, PIMCO Preferred and Capital Securities Active Exchange-Traded Fund, PIMCO Senior Loan Active Exchange-Traded Fund, and PIMCO Short-Term Municipal Bond Active Exchange-Traded Fund (each, a “Fund” and, collectively, the “Funds”)
Effective October 30, 2026, PIMCO Commodity Strategy Active Exchange-Traded Fund is re‑named PIMCO Commodity and Bond Strategy Active Exchange-Traded Fund. Therefore, effective October 30, 2026, all references to PIMCO Commodity Strategy Active Exchange-Traded Fund in the Prospectus are replaced with PIMCO Commodity and Bond Strategy Active Exchange-Traded Fund.
Effective October 30, 2026, PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund is re‑named PIMCO Enhanced Short Maturity Active ESG and Bond Exchange-Traded Fund. Therefore, effective October 30, 2026, all references to PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund in the Prospectus are replaced with PIMCO Enhanced Short Maturity Active ESG and Bond Exchange-Traded Fund.
Effective October 30, 2026, PIMCO Senior Loan Active Exchange-Traded Fund is re‑named PIMCO Senior Loan and Short-Term Active ETF. Therefore, effective October 30, 2026, all references to PIMCO Senior Loan Active Exchange-Traded Fund in the Prospectus are replaced with PIMCO Senior Loan and Short-Term Active ETF.
Effective October 30, 2026, the first sentence of the “Principal Investment Strategies” section of PIMCO Commodity Strategy Active Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a combination of commodities, commodity instruments and Fixed Income Instrument investments. These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products.
Effective October 30, 2026, the second sentence of the second paragraph in the “Principal Investment Strategies” section of PIMCO Commodity Strategy Active Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted in its entirety.
Effective October 30, 2026, the first sentence of the “Principal Investment Strategies” section of PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a combination of (1) investments, either (i) the issuers of which have adopted ESG practices that compare favorably to other industries and/or issuers, or (ii) that are unlabeled and labeled green, sustainability, social and/or sustainability-linked instruments; and (2) Fixed Income Instrument investments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “ESG practices” refers to business practices with respect to the environment, social responsibility and/or governance.
Effective October 30, 2026, the first sentence of the second paragraph in the “Principal Investment Strategies” section of PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund may avoid investment in the securities of issuers whose ESG practices do not meet criteria determined by PIMCO.
Effective October 30, 2026, the following is added immediately after the fourth sentence of the first paragraph of the “Principal Investment Strategies” section of PIMCO Preferred and Capital Securities Active Exchange-Traded Fund’s Fund Summary in the Prospectus:
Preferred securities represent an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other securities such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.
Effective October 30, 2026, the first sentence of the “Principal Investment Strategies” section of PIMCO Senior Loan Active Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of Senior Loans and short-term investments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
Effective October 30, 2026, the following is added as the third and fourth sentences of the “Principal Investment Strategies” section of PIMCO Senior Loan Active Exchange-Traded Fund’s Fund Summary in the Prospectus:
“Short-term investments” as used above includes debt instruments with 3 or fewer years remaining to maturity or weighted average life of less than 3 years; futures and options with 3 or fewer years remaining to expiration; swaps on instruments with 3 or fewer years remaining to maturity; and holdings of PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short Asset Portfolio. As used above, “short-term investments” does not include reverse repurchase agreements or securities held as collateral in securities lending arrangements.
Effective October 30, 2026, the following is added as the second sentence of the “Principal Investment Strategies” section of PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund’s Fund Summary in the Prospectus:
Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others.

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO ETF Trust
Supplement Dated August 21, 2026 to the Actively Managed Exchange-Traded Funds Prospectus dated October 31, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO Active Bond Exchange-Traded Fund, PIMCO Commodity Strategy Active Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund, PIMCO Multisector Bond Active Exchange-Traded Fund, PIMCO Municipal Income Opportunities Active Exchange-Traded Fund, PIMCO Preferred and Capital Securities Active Exchange-Traded Fund, PIMCO Senior Loan Active Exchange-Traded Fund, and PIMCO Short-Term Municipal Bond Active Exchange-Traded Fund (each, a “Fund” and, collectively, the “Funds”)
Effective October 30, 2026, the following is added as the second sentence of the “Principal Investment Strategies” section of PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund’s Fund Summary in the Prospectus:
Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others.

PIMCO Senior Loan Active Exchange-Traded Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO ETF Trust
Supplement Dated August 21, 2026 to the Actively Managed Exchange-Traded Funds Prospectus dated October 31, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO Active Bond Exchange-Traded Fund, PIMCO Commodity Strategy Active Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund, PIMCO Multisector Bond Active Exchange-Traded Fund, PIMCO Municipal Income Opportunities Active Exchange-Traded Fund, PIMCO Preferred and Capital Securities Active Exchange-Traded Fund, PIMCO Senior Loan Active Exchange-Traded Fund, and PIMCO Short-Term Municipal Bond Active Exchange-Traded Fund (each, a “Fund” and, collectively, the “Funds”)
Effective October 30, 2026, PIMCO Senior Loan Active Exchange-Traded Fund is re‑named PIMCO Senior Loan and Short-Term Active ETF. Therefore, effective October 30, 2026, all references to PIMCO Senior Loan Active Exchange-Traded Fund in the Prospectus are replaced with PIMCO Senior Loan and Short-Term Active ETF.
Effective October 30, 2026, the first sentence of the “Principal Investment Strategies” section of PIMCO Senior Loan Active Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of Senior Loans and short-term investments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
Effective October 30, 2026, the following is added as the third and fourth sentences of the “Principal Investment Strategies” section of PIMCO Senior Loan Active Exchange-Traded Fund’s Fund Summary in the Prospectus:
“Short-term investments” as used above includes debt instruments with 3 or fewer years remaining to maturity or weighted average life of less than 3 years; futures and options with 3 or fewer years remaining to expiration; swaps on instruments with 3 or fewer years remaining to maturity; and holdings of PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short Asset Portfolio. As used above, “short-term investments” does not include reverse repurchase agreements or securities held as collateral in securities lending arrangements.

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO ETF Trust
Supplement Dated August 21, 2026 to the Actively Managed Exchange-Traded Funds Prospectus dated October 31, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO Active Bond Exchange-Traded Fund, PIMCO Commodity Strategy Active Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund, PIMCO Multisector Bond Active Exchange-Traded Fund, PIMCO Municipal Income Opportunities Active Exchange-Traded Fund, PIMCO Preferred and Capital Securities Active Exchange-Traded Fund, PIMCO Senior Loan Active Exchange-Traded Fund, and PIMCO Short-Term Municipal Bond Active Exchange-Traded Fund (each, a “Fund” and, collectively, the “Funds”)
Effective October 30, 2026, PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund is re‑named PIMCO Enhanced Short Maturity Active ESG and Bond Exchange-Traded Fund. Therefore, effective October 30, 2026, all references to PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund in the Prospectus are replaced with PIMCO Enhanced Short Maturity Active ESG and Bond Exchange-Traded Fund.
Effective October 30, 2026, the first sentence of the “Principal Investment Strategies” section of PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a combination of (1) investments, either (i) the issuers of which have adopted ESG practices that compare favorably to other industries and/or issuers, or (ii) that are unlabeled and labeled green, sustainability, social and/or sustainability-linked instruments; and (2) Fixed Income Instrument investments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “ESG practices” refers to business practices with respect to the environment, social responsibility and/or governance.
Effective October 30, 2026, the first sentence of the second paragraph in the “Principal Investment Strategies” section of PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund may avoid investment in the securities of issuers whose ESG practices do not meet criteria determined by PIMCO.

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO ETF Trust
Supplement Dated August 21, 2026 to the Actively Managed Exchange-Traded Funds Prospectus dated October 31, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO Active Bond Exchange-Traded Fund, PIMCO Commodity Strategy Active Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund, PIMCO Multisector Bond Active Exchange-Traded Fund, PIMCO Municipal Income Opportunities Active Exchange-Traded Fund, PIMCO Preferred and Capital Securities Active Exchange-Traded Fund, PIMCO Senior Loan Active Exchange-Traded Fund, and PIMCO Short-Term Municipal Bond Active Exchange-Traded Fund (each, a “Fund” and, collectively, the “Funds”)
Effective October 30, 2026, the following is added immediately after the fourth sentence of the first paragraph of the “Principal Investment Strategies” section of PIMCO Preferred and Capital Securities Active Exchange-Traded Fund’s Fund Summary in the Prospectus:
Preferred securities represent an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other securities such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.

PIMCO Commodity Strategy Active Exchange-Traded Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO ETF Trust
Supplement Dated August 21, 2026 to the Actively Managed Exchange-Traded Funds Prospectus dated October 31, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO Active Bond Exchange-Traded Fund, PIMCO Commodity Strategy Active Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund, PIMCO Multisector Bond Active Exchange-Traded Fund, PIMCO Municipal Income Opportunities Active Exchange-Traded Fund, PIMCO Preferred and Capital Securities Active Exchange-Traded Fund, PIMCO Senior Loan Active Exchange-Traded Fund, and PIMCO Short-Term Municipal Bond Active Exchange-Traded Fund (each, a “Fund” and, collectively, the “Funds”)
Effective October 30, 2026, PIMCO Commodity Strategy Active Exchange-Traded Fund is re‑named PIMCO Commodity and Bond Strategy Active Exchange-Traded Fund. Therefore, effective October 30, 2026, all references to PIMCO Commodity Strategy Active Exchange-Traded Fund in the Prospectus are replaced with PIMCO Commodity and Bond Strategy Active Exchange-Traded Fund.
Effective October 30, 2026, the first sentence of the “Principal Investment Strategies” section of PIMCO Commodity Strategy Active Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a combination of commodities, commodity instruments and Fixed Income Instrument investments. These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products.
Effective October 30, 2026, the second sentence of the second paragraph in the “Principal Investment Strategies” section of PIMCO Commodity Strategy Active Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted in its entirety.